Due to banks and correspondents - Loan received from foreign entities (Parenthetical) (Detail)	1 Months Ended														12 Months Ended
	Dec. 31, 2023 USD ($)	Oct. 31, 2023 USD ($)	Sep. 30, 2023 USD ($)	Jul. 31, 2023 USD ($)	Jun. 30, 2023 PEN (S/)	May 31, 2023 USD ($)	Apr. 30, 2023 PEN (S/)	Apr. 30, 2023 USD ($)	Mar. 31, 2023 PEN (S/)	Mar. 31, 2023 USD ($)	Jan. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Sep. 30, 2022 USD ($)	Jul. 31, 2022 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2023 PEN (S/)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 PEN (S/)	Dec. 31, 2022 USD ($)
Disclosure Of Dues To Banks And Correspondents [Line Items]
Notional amount | S/																	S/ 10,634,546,000		S/ 14,308,959,000
Derivative Liabilities Notional Amount | S/																	2,578,515,000		2,579,164,000
Cash flow hedges [member]
Disclosure Of Dues To Banks And Correspondents [Line Items]
Derivative Liabilities Notional Amount																			S/ 38,140,000	$ 10,000,000
Bank J Sarfa Sarasin [Member]
Disclosure Of Dues To Banks And Correspondents [Line Items]
Borrowings Effective Annual Interest Rate																$ 5.61
Proceeds from long term borrowings																14,000,000
Caixabank S.A. Barcelona [Member]
Disclosure Of Dues To Banks And Correspondents [Line Items]
Proceeds from long term borrowings	$ 15,000,000													$ 30,000,000
Borrowings, interest rate																			7.74%	7.74%
Derivative Liabilities Notional Amount																			S/ 114,420,000	$ 30,000,000
Caixabank S.A. Barcelona [Member] | Currency swap contract [member]
Disclosure Of Dues To Banks And Correspondents [Line Items]
Financial instruments designated as hedging instruments, at fair value																		$ 30,000,000
Derivative Liabilities Notional Amount | S/																	S/ 111,270,000
Caixabank S.A. Barcelona [Member] | Secured Overnight Financing Rate (SOFR) Overnight Index Swap Rate [Member]
Disclosure Of Dues To Banks And Correspondents [Line Items]
Borrowings adjustment to interest rate basis														1.35%			0.74%	0.74%
JP Morgan Chase Bank NY [Member]
Disclosure Of Dues To Banks And Correspondents [Line Items]
Proceeds from long term borrowings													$ 30,000,000
Borrowings, interest rate																	8.40%	8.40%
JP Morgan Chase Bank NY [Member] | Cash flow hedges [member]
Disclosure Of Dues To Banks And Correspondents [Line Items]
Derivative Liabilities Notional Amount																	S/ 114,420,000	$ 30,000,000
JP Morgan Chase Bank NY [Member] | Currency swap contract [member]
Disclosure Of Dues To Banks And Correspondents [Line Items]
Financial instruments designated as hedging instruments, at fair value																		$ 30,000,000
Derivative Liabilities Notional Amount | S/																	S/ 111,270,000
JP Morgan Chase Bank NY [Member] | Secured Overnight Financing Rate (SOFR) Overnight Index Swap Rate [Member]
Disclosure Of Dues To Banks And Correspondents [Line Items]
Borrowings adjustment to interest rate basis													1.75%
Banco del Estado de Chile [Member]
Disclosure Of Dues To Banks And Correspondents [Line Items]
Proceeds from long term borrowings	35,000,000			$ 20,000,000
Banco del Estado de Chile [Member] | Secured Overnight Financing Rate (SOFR) Overnight Index Swap Rate [Member]
Disclosure Of Dues To Banks And Correspondents [Line Items]
Borrowings adjustment to interest rate basis				0.73%													0.78%	0.78%
Standard Chartered Bank London [Member]
Disclosure Of Dues To Banks And Correspondents [Line Items]
Proceeds from long term borrowings | S/					S/ 380,377,000				S/ 281,784,000
Borrowings Nominal Annual Interest Rate					6.55%				7.51%	7.51%
Wells Fargo [Member]
Disclosure Of Dues To Banks And Correspondents [Line Items]
Proceeds from long term borrowings			$ 50,000,000	$ 30,000,000
Wells Fargo [Member] | Secured Overnight Financing Rate (SOFR) Overnight Index Swap Rate [Member]
Disclosure Of Dues To Banks And Correspondents [Line Items]
Borrowings adjustment to interest rate basis																	0.73%	0.73%
Citigroup Global Markets Inc [Member]
Disclosure Of Dues To Banks And Correspondents [Line Items]
Proceeds from long term borrowings | S/							S/ 289,867,000
Borrowings Nominal Annual Interest Rate								7.50%
Citigroup Global Markets Inc [Member] | Secured Overnight Financing Rate (SOFR) Overnight Index Swap Rate [Member]
Disclosure Of Dues To Banks And Correspondents [Line Items]
Proceeds from long term borrowings															$ 70,000,000
Borrowings adjustment to interest rate basis																	1.60%	1.60%
Sumitomo Mitsui Banking [Member]
Disclosure Of Dues To Banks And Correspondents [Line Items]
Proceeds from long term borrowings						$ 50,000,000						$ 15,000,000
Borrowings, interest rate						8.59%													7.88%	7.88%
Sumitomo Mitsui Banking [Member] | Cash flow hedges [member]
Disclosure Of Dues To Banks And Correspondents [Line Items]
Derivative Liabilities Notional Amount																			S/ 57,210,000	$ 15,000,000
Sumitomo Mitsui Banking [Member] | Currency swap contract [member]
Disclosure Of Dues To Banks And Correspondents [Line Items]
Financial instruments designated as hedging instruments, at fair value																		$ 65,000,000
Derivative Liabilities Notional Amount | S/																	S/ 241,085,000
Sumitomo Mitsui Banking [Member] | Secured Overnight Financing Rate (SOFR) Overnight Index Swap Rate [Member]
Disclosure Of Dues To Banks And Correspondents [Line Items]
Borrowings adjustment to interest rate basis						1.70%													1.99%	1.99%
Bank of Montreal [Member]
Disclosure Of Dues To Banks And Correspondents [Line Items]
Proceeds from long term borrowings										$ 50,000,000
Bank of Montreal [Member] | Secured Overnight Financing Rate (SOFR) Overnight Index Swap Rate [Member]
Disclosure Of Dues To Banks And Correspondents [Line Items]
Borrowings adjustment to interest rate basis									0.95%	0.95%
Banco Bilbao Vizcaya Argentaria NY Branch [Member]
Disclosure Of Dues To Banks And Correspondents [Line Items]
Proceeds from long term borrowings								$ 50,000,000
Borrowings, interest rate								7.90%
Banco Bilbao Vizcaya Argentaria NY Branch [Member] | Currency swap contract [member]
Disclosure Of Dues To Banks And Correspondents [Line Items]
Financial instruments designated as hedging instruments, at fair value								$ 50,000,000
Derivative Liabilities Notional Amount								$ 185,450,000
Banco Bilbao Vizcaya Argentaria NY Branch [Member] | Secured Overnight Financing Rate (SOFR) Overnight Index Swap Rate [Member]
Disclosure Of Dues To Banks And Correspondents [Line Items]
Borrowings adjustment to interest rate basis								1.70%
Bank of new york [Member]
Disclosure Of Dues To Banks And Correspondents [Line Items]
Proceeds from long term borrowings		$ 25,000,000
Bank of new york [Member] | Secured Overnight Financing Rate (SOFR) Overnight Index Swap Rate [Member]
Disclosure Of Dues To Banks And Correspondents [Line Items]
Borrowings adjustment to interest rate basis		0.73%
Bank J. Safra Sarasin 1 [Member]
Disclosure Of Dues To Banks And Correspondents [Line Items]
Borrowings Effective Annual Interest Rate	6.53
Proceeds from long term borrowings	7,000,000
Bank J. Safra Sarasin 2 [Member]
Disclosure Of Dues To Banks And Correspondents [Line Items]
Borrowings Effective Annual Interest Rate																6.58
Proceeds from long term borrowings	$ 15,000,000
Standard Chartered Bank NY [Member]
Disclosure Of Dues To Banks And Correspondents [Line Items]
Proceeds from long term borrowings											$ 20,000,000
Borrowings, interest rate																	8.59%	8.59%
Standard Chartered Bank NY [Member] | Currency swap contract [member]
Disclosure Of Dues To Banks And Correspondents [Line Items]
Notional amount																		$ 20,000,000
Financial instruments designated as hedging instruments, at fair value | S/																	S/ 74,180,000
Standard Chartered Bank NY [Member] | Secured Overnight Financing Rate (SOFR) Overnight Index Swap Rate [Member]
Disclosure Of Dues To Banks And Correspondents [Line Items]
Borrowings adjustment to interest rate basis																	1.90%	1.90%
HSBC Branch India [Member]
Disclosure Of Dues To Banks And Correspondents [Line Items]
Proceeds from long term borrowings										$ 10,000,000
HSBC Branch India [Member] | Secured Overnight Financing Rate (SOFR) Overnight Index Swap Rate [Member]
Disclosure Of Dues To Banks And Correspondents [Line Items]
Borrowings adjustment to interest rate basis									1.35%	1.35%
Banco Interamericano de Desarrollo [Member]
Disclosure Of Dues To Banks And Correspondents [Line Items]
Proceeds from long term borrowings		$ 2,025,000
Banco Interamericano de Desarrollo [Member] | Secured Overnight Financing Rate (SOFR) Overnight Index Swap Rate [Member]
Disclosure Of Dues To Banks And Correspondents [Line Items]
Borrowings adjustment to interest rate basis		0.75%
Bottom of range [member] | Due To Foreign Entities [Member] | Secured Overnight Financing Rate (SOFR) Overnight Index Swap Rate [Member]
Disclosure Of Dues To Banks And Correspondents [Line Items]
Borrowings Effective Annual Interest Rate															0.75	0.44
Top of range [member] | Due To Foreign Entities [Member] | Secured Overnight Financing Rate (SOFR) Overnight Index Swap Rate [Member]
Disclosure Of Dues To Banks And Correspondents [Line Items]
Borrowings Effective Annual Interest Rate															$ 1.7	$ 1.99